Total Capital and Net Income Per Common Unit - Repurchase of Common Units (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended			36 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020
Accelerated Share Repurchases [Line Items]
Total cost	$ 15,635	$ 25,728	$ 3,786
Common Units | Limited Partners
Accelerated Share Repurchases [Line Items]
Units repurchased (in shares)	(1,373,000)	(1,934,000)	(327,000)
Total cost	$ 15,322	$ 25,214	$ 3,710
Common Units | Repurchase agreements
Accelerated Share Repurchases [Line Items]
Stock Repurchase Program, Authorized Amount	$ 100,000			$ 100,000
Units repurchased (in shares)	1,373,066	1,934,569	326,780	3,634,415
Common Units | Repurchase agreements | Limited Partners
Accelerated Share Repurchases [Line Items]
Average price paid per unit (in USD per share)	$ 11.16	$ 13.03	$ 11.35	$ 12.17
Total cost	$ 15,322	$ 25,214	$ 3,710	$ 44,246